Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	3 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2013 USD ($) Store	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 31, 2011 Shanghai Riye Chain Co., Ltd. CNY Store	Dec. 31, 2010 Shanghai Riye Chain Co., Ltd. CNY Store	Mar. 31, 2012 Shanghai Riye Chain Co., Ltd. Business Acquisition CNY
Business Acquisition [Line Items]
Deposits related to proposed acquisition						2,000
Number of remaining stores to be acquired		2,066	2,066			2
Number of stores in acquisition completed					1
Deposit recovery for not executed store acquisition							1,000
Total aggregate purchase price					1,000
Goodwill		$ 8,560	51,819	51,819	730
Description of reason for acquisition	The primary purpose of these acquisitions was to gain presence in new geographic areas or increase market share in existing geographic areas so as to gain regional operational synergy in drugstore operations.